Expense Example - Transamerica High Quality Bond	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years	I3 1 year	I3 3 years	I3 5 years	I3 10 years
USD ($)	66	221	389	877	97	303	525	1,166	47	148	258	579